Loans Receivable and Allowance for Loan Losses (Detail Textuals) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of market value of the collateral			80.00%
Maximum percent of the loan in comparison with original appraised value of the property			90.00%
Private mortgage minimum percentage of appraised value property			80.00%
Loans receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of market value of the collateral	80.00%
Maximum percent of the loan in comparison with original appraised value of the property	90.00%
Income contractually due but not recognized on originated nonaccrual loans	$ 23,000	$ 28,000	$ 23,000	$ 276,000	$ 133,000
Actual interest income recognized			8,000	113,000	76,000
Purchased credit impaired loans	5,200,000		6,200,000
Recorded investment in TDR	$ 1,600,000		$ 1,600,000	$ 1,900,000
Loans receivable | Residential loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Private mortgage minimum percentage of appraised value property	80.00%